Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]:
Inventories [Text Block]	5. Inventories: The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2012	2013
Bunkers	268	303
Lubricants	7,448	9,044
Spare parts	1,682	1,658
Total	9,398	11,005